Description of Business, Organization and Significant Concentrations and Risk - VIE Assets and Liabilities, Net Revenues, Net Loss and Cash Flows (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Financial statement amounts and balances of VIE included in the accompanying consolidated financial statements
Prepaid expenses and other current assets	¥ 5,970,973		¥ 16,490,369		$ 915,092
Total current assets	120,939,600		183,560,151		18,534,805
Long-term investments	44,000,000		45,726,391		6,743,295
Property and equipment, net	38,119,216		42,070,794		5,842,025
Other non-current assets	22,950,264		16,402,750		3,517,282
Total assets	575,621,032		676,089,833		88,217,783
Accrued expenses and other payables	47,020,182		47,747,054		7,206,160
Payable for business acquisition	4,642,082		19,642,082		711,430
Total current liabilities	274,883,563		264,816,284		42,127,750
Total liabilities	327,874,800		325,558,213		$ 50,249,012
Net revenues	162,167,547	$ 24,853,264	97,770,167	¥ 1,338,592
Net income (loss)	(100,584,748)	(15,415,287)	(129,218,299)	850,601,505
Net cash used in operating activities	(27,873,360)	(4,271,779)	(57,876,559)	(312,626,305)
Net cash used in investing activities	(19,090,428)	(2,925,736)	(36,945,321)	1,201,735,714
Net cash received from financing activities	6,303,594	$ 966,068	57,566,469	(949,893,989)
ATA Intelligent Learning
Financial statement amounts and balances of VIE included in the accompanying consolidated financial statements
Cash	91,118		435,122
Prepaid expenses and other current assets	84,180		4,180
Total current assets	175,298		439,302
Long-term investments	75,764,719		89,605,550
Property and equipment, net	6,167		11,972
Other non-current assets	2,590		2,590
Total assets	75,948,774		90,059,414
Accrued expenses and other payables	71,562
Payable for business acquisition	4,642,082		19,642,082
Amounts due to related parties	57,122,000		42,000,000
Total current liabilities	61,835,644		61,642,082
Total liabilities	61,835,644		61,642,082
Net income (loss)	(14,304,202)		(14,456,886)	(7,125,782)
Net cash used in operating activities	(466,004)		(1,441,360)	(172,145)
Net cash used in investing activities	(15,000,000)		(77,492,873)	(12,458,500)
Net cash received from financing activities	¥ 15,122,000		¥ 54,000,000	¥ 38,000,000